Other Intangible Assets, Net - Estimated Future Amortization Expense Related to Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 111
2025	84
2026	56
2027	30
2028	19
Thereafter	67
Net Amount	$ 367	$ 405